Label	Element	Value
C000280295 [Member] | S000109196 [Member]
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	0.47%	[1]

[1]	Estimated for the current fiscal year.